UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
January 1, 2015 to January 31, 2015

                         Commission File Number of issuing entity:  333-182980-01

Nissan Master Owner Trust Receivables
(Exact name of issuing entity as specified in its charter)

                         Commission File Number of depositor:  333-182980

Nissan Wholesale Receivables Corporation II
(Exact name of depositor as specified in its charter)

Nissan Motor Acceptance Corporation
(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

51-6538952
(I.R.S. Employer Identification No.)

                       c/o Wilmington Trust, National Association, Rodney Square North,
                       1100 North Market Street, Wilmington, Delaware
                       (Address of principal executive offices of the issuing entity)                                                      19890
                                                 (Zip Code)

(302) 636-6194
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Series 2013-A Notes	[__]	[__]	[_X_]	_________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ..X... No ......

PART I – DISTRIBUTION INFORMATION

Item 1.                      Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that comprise the assets of Nissan Master Owner Trust Receivables are set forth in the attached Monthly Servicer’s Statement.

No assets securitized by Nissan Motor Acceptance Corporation (the “Securitizer”) and held by Nissan Master Owner Trust Receivables were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from January 1, 2015 to January 31, 2015.  Please refer to the Form ABS-15G filed by the Securitizer on February 13, 2015 for additional information.  The CIK number of the Securitizer is 0001540639.

PART II – OTHER INFORMATION

Item 3.                      Sales of Securities and Use of Proceeds.

As previously disclosed on a Form 8-K filed on January 30, 2015, on such date Nissan Master Owner Trust Receivables (the “Issuing Entity”) issued the Series 2015-A Notes (the “Notes”), consisting of $550,000,000 Class A-1 floating rate notes and $350,000,000 Class A-2 fixed rate notes.  The offering of the Notes was made under a Registration Statement on Form S-3 (Commission File No. 333-182980), filed with the Securities and Exchange Commission on August 1, 2012 (as amended by pre-effective amendment no. 1 on September 27, 2012 and by pre-effective amendment no. 2 on November 27, 2012) and declared effective on December 11, 2012 (the “Registration Statement”).  The underwriters of the Notes were Barclays Capital Inc., Citigroup Global Markets Inc., Mitsubishi UFJ Securities (USA), Inc., Credit Agricole Securities (USA) Inc., Lloyds Securities Inc., RBS Securities Inc., Scotia Capital (USA) Inc., SMBC Nikko Securities America, Inc. and Wells Fargo Securities, LLC.  The Notes, like the other outstanding notes issued by the Issuing Entity, are collateralized by the pool of auto dealer inventory receivables constituting the portfolio of the Issuing Entity, which consists of receivables arising in connection with accounts designated for the Issuing Entity from Nissan Motor Acceptance Corporation’s entire U.S. wholesale portfolio.

The public offering of the Notes terminated on January 30, 2015 upon the sale of all of the Notes.  During the period from the effective date of the Registration Statement through the current reporting period, the amount of expenses incurred in connection with the issuance and distribution of the Notes with respect to underwriting commissions and discounts was $2,295,000.  After deducting the underwriting commissions and discounts described in the preceding sentence, the net offering proceeds to the Issuing Entity before expenses were $897,607,665.  Other expenses, including legal fees and other costs, are reasonably estimated to be $940,000 and net proceeds to the Issuing Entity, after deduction of expenses, are reasonably estimated to be $896,667,665.  With respect to the payment of these other expenses and costs, all direct or indirect payments were made to persons other than persons who are (a) directors or officers of the Issuing Entity, or (b) owners of 10 percent or more of any class of securities of the Issuing Entity.

The net proceeds to the Issuing Entity, after deducting the underwriting commissions and discounts, and expenses above, were (i) to make the required initial deposit into a reserve account and (ii) to pay the remaining net proceeds to Nissan Wholesale Receivables Corporation II (the “Depositor”) as payment for the receivables transferred to the Issuing Entity.  The Depositor used the proceeds (i) to purchase receivables from Nissan Motor Acceptance Corporation (“NMAC”) and (ii) to repay indebtedness to NMAC incurred by the Depositor in connection with the prior purchase of receivables by the Depositor from NMAC.  NMAC used the portion of the proceeds paid to it for general corporate purposes.  Except as described in the second preceding sentence, none of the proceeds were used for payments to (a) any directors or officers of the Issuing Entity or (b) owners of 10 percent or more of any class of securities of the Issuing Entity.

Item 9.                      Exhibits.

(a)	Monthly Servicer’s Statement for the month of January 2015 – Nissan Master Owner Trust Receivables, Series 2013-A.

(b)	Exhibits:	99.1 Monthly Servicer’s Statement for the month of January 2015 – Nissan Master Owner Trust Receivables, Series 2013-A.

99.2 Monthly Servicer’s Certificate for the month of January 2015 – Nissan Master Owner Trust Receivables, Series 2013-A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

NISSAN WHOLESALE RECEIVABLES CORPORATION II
Date: February 27, 2015	By: /s/ Andre R. Medeiros Andre R. Medeiros, Assistant Treasurer

EXHIBIT INDEX

Exhibit No.	Description

99.1	Monthly Servicer’s Statement for the month of January 2015 – Nissan Master Owner Trust Receivables, Series 2013-A.

99.2	Monthly Servicer’s Certificate for the month of January 2015 – Nissan Master Owner Trust Receivables, Series 2013-A.